CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Mar. 31, 2011
Cash
Inventory, net	18,409	18,409
Total current assets	18,409	18,409
Fixed assets -cost	22,250	22,250
Less: accumulated depreciation	(17,948)	(14,610)
Net fixed assets	4,302	7,640
Other assets - Network acquisition/development costs	500,000	500,000
Total assets	522,711	526,049
Accounts payable and accrued liabilities	2,125,772	1,659,015
Note payable - short term	245,115	243,050
Total current liabilities	2,370,887	1,902,065
Note payable	483,000	483,000
Total long term liabilities	483,000	483,000
Total liabilities	2,853,887	2,385,065
Preferred shares - $0.001 par value; 1,000,000 authorized, no shares issued or outstanding
Common shares - $0.001 par value; 199,000,000 authorized; 145,557,217 and 164,414,570 shares issued and outstanding, respectively	145,557	164,414
Additional paid-in-capital	5,951,619	5,796,956
Deficit accumulated during development stage	(8,428,352)	(7,820,386)
Total shareholders' equity (deficit)	(2,331,176)	(1,859,016)
Total liabilities and shareholders' equity (deficit)	$ 522,711	$ 526,049